2. LOANS: Past Due Financing Receivables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 22,165,338	$ 19,146,816
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	12,713,225	10,443,016
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	28,319,083	22,596,339
Financing Receivable, Past Due	63,197,646	52,186,171
Cosumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	19,573,271	17,186,773
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	11,618,867	9,540,549
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	24,971,696	20,260,825
Financing Receivable, Past Due	56,163,834	46,988,147
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	900,373	762,705
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	339,977	329,915
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,592,069	1,142,368
Financing Receivable, Past Due	2,832,419	2,234,988
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	1,691,694	1,197,338
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	754,381	572,552
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,755,318	1,193,146
Financing Receivable, Past Due	$ 4,201,393	$ 2,963,036